AOMT II, LLC ABS-15G

Exhibit 99.18

Loan Level Tape Compare Upload
Loans in Report	XXX
Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Discrepancy Comments
2026020577	XXX	Property State	XXX	XXX	Per note, the state is XXX.
2026020497	XXX	Representative Credit Score for Grading	XXX	XXX	Lender used credit score from outdated XXX.
2026020474	XXX	Note Rate	XXX	XXX	Formatting
2026020474	XXX	Original Balance	XXX	XXX	(No Data)
2026020216	XXX	Combined LTV	XXX	XXX	Current value is based on CLTV at time of closing. Tape value is subject loan LTV.
2026020216	XXX	Disbursement Date	XXX	XXX	Disbursement date on CD in file is XXX. Tape value source unknown.

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